As filed with the Securities and Exchange Commission on February 23, 1998

                                                               File No. 33-49570
                                                               File No. 811-6742

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 16
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 17


                                  MONARCH FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900

                            David I. Goldstein, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

  _____  immediately  upon  filing  pursuant to Rule 485,  paragraph  (b)
  _____  on [ ] pursuant to Rule 485,  paragraph  (b)
  _____  60 days after filing  pursuant to Rule 485,  paragraph  (a)(i)
  _____  on [ ]  pursuant  to Rule 485,  paragraph  (a)(i)
  __X__  75 days after  filing  pursuant to Rule 485,  paragraph  (a)(ii)
  _____  on [ ] pursuant to Rule 485, paragraph (a)(ii)

  _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EACH FUND OF THE REGISTRANT IS CURRENTLY STRUCTURED AS A MASTER-FEEDER FUND. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE MASTER FUNDS, EACH A SERIES OF CORE TRUST (DELAWARE).

                             CROSS REFERENCE SHEET
                                (Crown Cash Fund)

FORM N-1A                                                     LOCATION IN PROSPECTUS
ITEM NO.                                                      (CAPTION)
----------                                                    ------------------------
                                     PART A

Item 1.           Cover Page                                  Cover Page

Item 2.           Synopsis                                    Fund Expenses

Item 3.           Condensed Financial                         Financial Highlights; Other Information
                  Information

Item 4.           General Description of Registrant           Cover Page, Investment Objective and Policies;
                                                              Other Information

Item 5.           Management of the Fund                      Management

Item 5A.          Management's Discussion of                  Not Applicable
                  Fund Performance

Item 6.           Capital Stock and                           Investment Objective and Policies;
                  Other Securities                            Distributions and Tax Matters; Other Information;
                                                              Purchases and Redemptions of Shares

Item 7.           Purchase of Securities                      Purchases and redemptions of Shares; Other
                  Being Offered                               Information; Management

Item 8.           Redemption or Repurchase                    Purchases and Redemptions of Shares

Item 9.           Pending Legal Proceedings                   Not Applicable


                              CROSS REFERENCE SHEET
                                (Crown Cash Fund)

                                                              LOCATION IN STATEMENT
FORM N-1A                                                     OF ADDITIONAL INFORMATION
ITEM NO.                                                      (CAPTION)
---------                                                     --------------------------
                                     PART B

Item 10.          Cover Page                                  Cover Page

Item 11.          Table of Contents                           Cover Page

Item 12.          General Information and History             Management

Item 13.          Investment Objectives and Policies          Investment Policies; Investment Limitations

Item 14.          Management of the Fund                      Management; Other Information

Item 15.          Control Persons and Principal               Management; Other Information
                  Holders of Securities

Item 16.          Investment Advisory and Other               Management; Other Information
                  Services

Item 17.          Brokerage Allocation                        Portfolio Transactions
                  and Other Practices

Item 18.          Capital Stock and Other Securities          Other Information

Item 19.          Purchase, Redemption and Pricing            Other Information; Additional Purchase
                  of Securities Being Offered                 and Redemption Information

Item 20.          Tax Status                                  Taxation

Item 21.          Underwriters                                Management

Item 22.          Calculation of Performance Data             Performance Data

Item 23.          Financial Statements                        Financial Statements

CROWN CASH FUND

PROSPECTUS
MAY __, 1998

This Prospectus offers shares of Crown Cash Fund (the "Fund"). The Fund is a diversified money market series of Monarch Funds (the "Trust"), an open-end, management investment company. The Fund seeks to provide its shareholders with high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests all of its investable assets in Treasury Portfolio (the "Portfolio"). The Portfolio is a separate series of Core Trust (Delaware) ("Core Trust"), an open-end, management investment company. See "Other Information - Fund Structure." Accordingly, the Fund's investment experience will correspond directly with that of the Portfolio. Through the Portfolio:

         Crown Cash Fund invests primarily in obligations of the U.S. Treasury and certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.

Shares of the Fund may only be purchased through certain financial institutions. See "Management -- Shareholder Servicing and Distribution."

This Prospectus sets forth concisely the information concerning the Trust and the Fund that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated May __, 1998 ("SAI"), which contains more detailed information about the Trust and the Fund and which is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into the Prospectus by reference, also is available without charge by contacting the Trust's distributor, Forum Financial Services, Inc. ("FFSI"), at Two Portland Square, Portland, Maine 04101.

                                TABLE OF CONTENTS

                                                 PAGE                                                     PAGE
                                                 ----                                                     ----
     1.  Fund Expenses...........................   2         5.  Purchases and Redemptions of Shares.....   6
     2.  Financial Highlights....................   2         6.  Distributions and Tax Matters...........   8
     3.  Investment Objective and Policies.......   2         7.  Other Information.......................   9
     4.  Management..............................   4

THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND  SHARES ARE NOT  OBLIGATIONS,  DEPOSITS  OR  ACCOUNTS  OF, OR  ENDORSED  OR
GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDICC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.  FUND EXPENSES

The purpose of the following table is to assist investors in understanding the various expenses that an investor in the Fund will bear directly or indirectly. There are no transaction expenses associated with purchases or redemptions of Fund shares. For a further description of the various expenses incurred in the operation of the Fund and the Portfolio, see "Management." All information includes the Fund's pro rata portion of the expenses of the Portfolio. "Other Expenses" are estimated for the Fund's first fiscal year ending August 31, 1998.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets.

Management         Rule 12b-1              Other                Total Operating
 Fees (1)           Fees (2)             Expenses                  Expenses
 --------           --------             --------                  --------
   0.20%              0.75%                0.60%                     1.55%

(1) Includes all advisory and administration fees.

(2) Shareholders may pay Rule 12b-1 fees totaling in the aggregate more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

EXAMPLE. You would pay directly or indirectly the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return and redemption at the end of each period:

One Year        Three Years                Five Years                 Ten Years
   $8               $26                        $46                      $103

The example is based on the expenses listed in the table above and assumes the reinvestment of all distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN.
ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.  FINANCIAL HIGHLIGHTS

As of the date hereof, the Fund had not commenced operations. Accordingly, the Fund has no financial highlights. As of February 28, 1997, the net assets of Treasury Portfolio was $__________.

3.  INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. THERE CAN BE NO ASSURANCE THAT THE FUND OR THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

The Fund currently seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective and substantially similar investment policies. Therefore, although the following discusses investment policies of the Portfolio (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Fund (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

TREASURY PORTFOLIO. Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The Portfolio may also invest in other U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes.

Among the U.S.  Government  Securities  in which the  Portfolio  may  invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

Although the Portfolio only invests in high quality money market instruments, an investment in the Portfolio is subject to risk even if all securities in the
Portfolio's   portfolio  are  paid  in  full  at  maturity.   All  money  market
instruments, including U.S. Government Securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

GENERAL. The Fund and the Portfolio operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). The Portfolio invests only in high quality, U.S. dollar-denominated short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's Corporation and Moody's Investors Service, Inc., is contained in the SAI.

The Portfolio invests only in instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7 under the 1940 Act) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, the Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used in this prospectus, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

ADDITIONAL INVESTMENT POLICIES

The Fund's and the Portfolio's investment objective and certain investment limitations, as described in the SAI, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated in this prospectus or in the SAI, investment policies of the Fund or the Portfolio may be changed by the applicable board of trustees without shareholder approval. The Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets. The Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. To the extent the Portfolio invests in other money funds, it will indirectly bear the expenses of those funds. A further description of the Fund's and the Portfolio's investment policies is contained in the SAI.

REPURCHASE AGREEMENTS. The Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. Because the income from repurchase agreements is generally subject to state and local income taxes, the Portfolio does not expect to enter into these investments often.

LIQUIDITY. To ensure adequate liquidity, the Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by the Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. For this reason, the Portfolio could suffer a loss with respect to such securities. The Adviser monitors the liquidity of the Portfolio's investments, but there can be no guarantee that an active secondary market will exist.

WHEN-ISSUED SECURITIES. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to the Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio has the intention of actually acquiring the securities. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or missed opportunity to make an alternative investment.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features that comply with certain requirements and certain long-term U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

The Portfolio may not purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by the Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

4.  MANAGEMENT

The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction of the Core Trust Board. The Board formulates the general policies of the Fund and meets periodically to review the results of the Fund, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust. The SAI contains general background information about the trustees and officers of the Trust and of Core Trust.

INVESTMENT ADVISER AND ADMINISTRATION

Subject to the general supervision of the Core Trust Board, Forum Investment Advisors, LLC (the "Adviser") makes investment decisions for the Portfolio and monitors the Portfolio's investments. In addition to the Portfolio, the Adviser currently provides investment advisory services to ten other mutual funds, including four other money market funds. Under supervision of the Adviser, Mr. Anthony R. Fischer, Jr. acts as each Portfolio's portfolio manager pursuant to a consulting agreement with the Adviser. For its services, the Adviser receives from the Portfolio a fee at an annual rate of 0.05% of the Portfolio's daily net assets.

Forum Administrative Services, LLC ("Forum") supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, Forum receives a fee at an annual rate of 0.10% of the Fund's average daily net assets. Forum also serves as administrator of Core Trust and provides administrative services for the Portfolio that are similar to those provided to the Fund. For its administrative services to the Portfolio, Forum receives a fee at an annual rate of 0.05% of the Portfolio's average daily net assets. An affiliate of Forum provides certain interestholder recordkeeping and portfolio accounting services to the Portfolio and is compensated $48,000 per year plus certain additional fees depending on the number of investors in the Portfolio and the investments made by the Portfolio.

As of the date hereof Forum and its affiliates acted as administrator and distributor of registered investment companies with assets of approximately $34 billion. As of the date of this Prospectus, Forum, FFSI, the Adviser and the Trust's transfer agent were each directly controlled by John Y. Keffer, an officer and Trustee of the Trust and of Core Trust. Each of these companies is located at Two Portland Square, Portland, Maine 04101.

SHAREHOLDER SERVICING AND DISTRIBUTION

TRANSFER AND DIVIDEND DISBURSING AGENT. Forum Shareholder Services, LLC (the "Transfer Agent"), a registered transfer agent, is the Fund's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Fund (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the Fund's average daily net assets plus $12,000 per year and is reimbursed for certain expenses incurred on behalf of the Fund.

PARTICIPATING ORGANIZATIONS. The Trust has entered into a shareholder service and distribution plan (the "Plan") with Forum which provides that, as compensation for Forum's shareholder service and distribution activities, the Trust shall pay Forum a fee at an annual rate of 1.00% of the Fund's average daily net assets. Forum is authorized to enter into service agreements pursuant to which a financial intermediary such as a bank (a "Participating Organization"), on behalf of its customers, performs the services described in the Plan. As compensation for its services, the Participating Organization is paid a fee by Forum of up to 1.00% of the Fund's average daily net assets owned by customers of the Participating Organization. Certain Participating Organizations may be sub-transfer or processing agents.

The following services are among those that Forum or a Participating Organization provides under the Plan: (i) process unlimited drafts drawn against customers' Fund accounts, (ii) permit investors to open and maintain accounts without any investment minimum, (ii) process purchase and redemption requests,
(iii)  transfer  redemption  proceeds  to another  account at the  Participating
Organization, (iv) answer customer inquiries regarding the manner in which transactions in Fund shares may be effected and other matters pertaining to the Fund's services; (v) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (vi) inform shareholders and potential shareholders of the attributes of the Fund and how these attributes may be used. These services are provided by a Participating Organization without the imposition of any additional fees on the shareholder (other than overdraft and similar fees).

DISTRIBUTION. FFSI, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., serves as the Fund's distributor. FFSI acts as the agent of the Trust in connection with the offering of shares of the

Fund. In order to facilitate the distribution of Fund shares and compensate Participating Organizations for their distribution efforts, 0.75% of the Fund's average daily net assets paid under the Plan is paid to Forum pursuant to Rule 12b-1 under the 1940 Act. This payment is commonly referred to as a "distribution fee." If the expenses of Forum in carrying out its duties under the Plan exceed the fees paid under the Plan, the Fund will not be obligated to pay Forum an additional amount; if Forum's expenses are less than the fees paid under the Plan, Forum will realize a profit. A similar analyses applies to each of the Fund's and Portfolio's service providers in connection with their respective fees.

EXPENSES

The Fund bears all of its expenses, which include Trust expenses attributable to the Fund, which are allocated to the Fund, and expenses not specifically attributable to any fund of the Trust , which are allocated among the Fund and other funds of the Trust in proportion to their average net assets. Each service provider may elect to waive (or continue to waive) all or a portion of its fees and may reimburse the Fund for certain expenses. Any such waivers or reimbursements will have the effect of increasing the Fund's performance for the period during which the waiver or reimbursement is in effect. No fee waivers may be recouped at a later date.

Total operating expenses of the Fund are higher than most other money market funds due to the nature of the shareholder and distribution services provided under the Plan. The Fund's expenses include insurance premiums for the Trust, its Trustees and officers and fidelity bond premiums; fees of the Adviser, Forum, the Transfer Agent and fees of the Fund's or Portfolio's other service providers (such as lawyers, auditors and custodians); costs of preparing and printing the fund's prospectus, SAI and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders; fees and expenses of the Trust's Trustees and officers; and Federal and state registration fees and related expenses.

5.  PURCHASES AND REDEMPTIONS OF SHARES

GENERAL PURCHASE INFORMATION

All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases only from Participating Organizations. There is no minimum initial investment or minimum subsequent investment. Shareholders of record will receive from the Trust monthly statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice. No share certificates are issued by the Fund.

Fund shares are sold on a continuous basis at their next determined net asset value on all Fund Business Days. Fund shares are issued immediately following the next determination of the Fund's net asset value made after an order for the shares in proper form is received by the Transfer Agent from a Participating Organization. The Trust reserves the right to reject any subscription for the purchase of Fund shares.

Purchase orders will be accepted on Fund Business Days until 3:00 p.m., Pacific time. In order to receive distributions for the day of investment, orders must be received by the Transfer Agent by [9:00 a.m.], Pacific time. If a purchase order is transmitted to the Transfer Agent after [9:00 a.m.], Pacific time, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Boston Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase orders and the cut-off time described above.

GENERAL REDEMPTION INFORMATION

Fund shares may be redeemed without charge at their next determined net asset value on any Fund Business Day following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require) from a Participating Organization. There is no minimum period of investment and no restriction on the frequency of redemptions. The right of redemption may not be suspended nor the payment dates postponed except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

Redemption proceeds to the Fund from the Portfolio may be made wholly or partially in portfolio securities if the Adviser determines it to be in the best interests of the Portfolio. Similarly, redemption proceeds from the Fund may be made wholly or partially in portfolio securities if it is determined to be in the best interests of the Fund.

Redemption orders will be accepted on Fund Business Days until 3:00 p.m., Pacific time. In order to receive redemption proceeds by wire that day, a redemption order must be received by the Transfer Agent by [9:00 a.m.], Pacific time. For redemption orders received after [9:00 a.m.], Pacific time, the Transfer Agent will wire proceeds to the Participating Organization the next Fund Business Day. On days that the New York Stock Exchange or Boston Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed redemption orders in order for the Participating Organization to receive redemption proceeds by wire that day.

PURCHASE AND REDEMPTION PROCEDURES

PARTICIPATING ORGANIZATIONS. As noted above, Fund shares only may be purchased and redeemed through certain financial intermediaries, such as banks. These Participating Organizations may act as processing agents or sub-transfer agents. Investors should obtain the materials necessary to open an account from their Participating Organization. All investments in the Fund must be made by
Participating Organizations using the Federal wire system for transmittal of money among banks. Redemption proceeds are paid to the applicable Participating Organization using the Federal wire system for transmittal of money among banks immediately following any redemption. Participating Organizations are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors are subject to the procedures of their Participating Organization. These procedures will not include any investment minimum or any cutoff time different than described in this Prospectus. These procedures, however, may include other restrictions in addition to, or different from, those described in this Prospectus. Investors should read this Prospectus in conjunction with any materials and information provided by their Participating Organization. No Participating Organization may charge any purchase or redemption fee or any fee in connection with draft writing privileges (other than overdraft and similar fees). Investors may or may not be the shareholder of record.

CHECK WRITING PRIVILEGES. Shareholders who may elect check writing privileges through their participating Organization. Shareholders will be provided with redemption drafts ("checks") drawn on either the Fund's or the shareholder's Participating Organization's account. When a check is presented for payment, the number of shares required to cover the amount of the check will be redeemed from the shareholder's account. If the amount of a check is greater than the value of the shares owned by the shareholder, the check will not be honored. Shareholders will be subject to the Trust's and their Participating Organization's rules and regulations governing the check writing privilege, as amended from time to time. There is no fees for writing checks (other than overdraft and similar fees) and no minimum check amount.

6.  DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

Distributions of the Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Net capital gain realized by the Fund, if any, will be distributed annually. Fund shares become entitled to receive distributions on the day the shares are issued as described under "Purchases of Shares - General Information." Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective. All distributions are reinvested in additional Fund shares.

TAX MATTERS

TAXATION OF THE FUND. The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, the Fund will not be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because the Fund intends to distribute all of its net investment income and net capital gain each year, the Fund should also avoid Federal excise taxes.

TAXATION OF THE PORTFOLIO. The Portfolio is not required to pay Federal income taxes on its net investment income and capital gain, as it is treated as a partnership for Federal income tax purposes. All interest, distributions and gains and losses of the Portfolio are deemed to be "passed through" to the Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether the interest, distributions or gains have been distributed by the Portfolio or losses have been realized by the Portfolio.

FEDERAL  TAXATION  OF  SHAREHOLDERS.  Distributions  paid  by  the  Fund  out of
Federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to Federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to Federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the AMT.

Distributions paid by the Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Distributions of net capital gain, if any, realized by the Fund are taxable to shareholders as capital gain, regardless of the length of time the Fund shares were held by the shareholder at the time of distribution. Different capital gain rates will apply depending on the holding period of the securities sold by the Fund that generated the gain.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for Federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

STATE TAXATION OF SHAREHOLDERS. The Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Most states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders will be exempt or excluded from state income taxes.

Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the Federal income tax consequences.

GENERAL. The Fund is required by Federal law to withhold 31% of reportable payments (which may include income and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding.

Shortly after the close of each year, a statement is sent to each shareholder of the Fund advising the shareholder of the portions of total distributions paid to the shareholder that is derived from each type of obligation in which the Fund has invested. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Fund and its shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7.  OTHER INFORMATION

FUND PERFORMANCE

The Fund's performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Fund may advertise yield, which shows the rate of income the Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, the Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. The Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. The Fund's performance will vary. The Fund's advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Fund may be compared to recognized indices of market performance. The comparative material found in the Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of the Fund as of 1:00 p.m., Pacific time, on each Fund Business Day. Net asset value per share is determined by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, the Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolio will only value its portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolio's other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end, management investment company and was organized as a Delaware business trust on July 10, 1992. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. Besides the Fund, three other series of shares are currently authorized.

As of the date hereof, by virtue of its initial investment in the Fund Forum may be deemed to be controlling persons of the Fund. From time to time various shareholders may own a large percentage of the Fund's shares. These shareholders may become controlling persons of the Fund or the Trust, and may be able to greatly affect (if not determine) the outcome of any shareholder vote.

Shares issued by the Trust have no conversion, subscription or preemptive rights. Voting rights are not cumulative and the shares of each series of the Trust will be voted separately except when an aggregate vote is required by law. The Trust is not required to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees.

FUND STRUCTURE

CORE TRUST STRUCTURE. The Fund invests all of its assets in the Portfolio, which is a series of Core Trust. Core Trust is a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, the Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities. The assets of the Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of the Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

THE PORTFOLIO. The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, besides the Fund, Daily Assets Treasury Fund, another investment company, invests in the Portfolio. All investors in the Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by the Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

CONSIDERATIONS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other investors in the Portfolio. For example, if other investors redeemed their interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses. The Fund may withdraw its entire investment from the Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

ADDITIONAL INFORMATION. Any other investment company that invests in the Portfolio may have a different expense ratio and different sales charges, including distribution fees, and each investment company's performance will be affected by its expenses and sales charges. For more information on any other investment companies that invest in the Portfolio, investors may contact FFSI at 800-754-8757. An investor may also contact their Participating Organization to obtain information about any other investment company investing in the Portfolio.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

CROWN CASH FUND



STATEMENT OF ADDITIONAL INFORMATION
MAY __, 1998


This Statement of Additional Information supplements the Prospectus (dated May __, 1998) offering shares of Crown Cash Fund, a portfolio of the Trust, and should be read only in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Trust at P.O. Box 446, Portland, Maine 04101.


                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----

1.       Investment Policies                                             2
2.       Investment Limitations                                          6
3.       Performance Data and Advertising                                9
4.       Management                                                     11
5.       Portfolio Transactions                                         18
6.       Additional Purchase and Redemption Information                 19
7.       Taxation                                                       20
8.       Other Information                                              20
9.       Financial Statements                                           23

         Appendix A - Description of Certain Securities Ratings        A-1
         Appendix B - Performance Information                          B-1
         Appendix C - Miscellaneous Tables                             C-1

DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

         "Adviser" means Forum Investment Advisors, LLC.

         "Board" means the Board of Trustees of the Trust.

         "Core Trust" means Core Trust (Delaware).

         "Core Trust Board" means the Board of Trustees of Core Trust.

         "FFSI" means Forum Financial Services, Inc.

         "Forum" means Forum Administrative Services, LLC.

         "Forum Accounting" means Forum Accounting Services, LLC.

         "Fund" means Crown Cash Fund.

         "Fund Business Day" shall have the meaning ascribed thereto in the Prospectus of the Fund.

         "NRSRO" means a nationally recognized statistical rating organization.

         "Participating Organization" shall have the meaning ascribed thereto in the Prospectus of the Fund.

         "Plan" means the Shareholder Service and Distribution Plan relating to the Fund.

         "Portfolio" means Treasury Portfolio.

         "SAI" means this Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "Transfer Agent" means Forum Shareholder Services, LLC.

         "Trust" means Monarch Funds.

         "U.S. Government Securities" shall have the meaning ascribed thereto in the Prospectus of the Fund.

         "1940 Act" means the Investment Company Act of 1940, as amended.

1.       INVESTMENT POLICIES

The Fund currently seeks to achieve its investment objective by investing all of its investable assets in Treasury Portfolio of Core Trust. The Portfolio commenced operations on December 5, 1995.

The Fund has an investment policy that allows it to invest all of its investable assets in the Portfolio. The investment policies of the Fund and the Portfolio are substantially identical. Therefore, although this and the following sections discuss the investment policies of the Portfolio (and the responsibilities of the Core Trust Board), it applies equally to the Fund (and the Board).

Following is information pertaining to the investment policies of the Portfolio, which supplements the investment policy information contained in the Fund's Prospectus.

Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

The Portfolio invests at least 95% of its total assets in securities in the highest rating category (as determined pursuant to Rule 2a-7 under the 1940
Act).

The Portfolio will purchase a U.S. Government Security (other than a Treasury Security) only if that security has a remaining maturity of thirteen months or less.

RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and other NRSROs are private services that provide ratings of the credit quality of debt obligations. A description of the higher quality ratings assigned to debt securities by several NRSROs is included in Appendix A to this SAI. The Portfolio uses these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced. The Adviser, and in certain cases the Core Trust Board, will consider such an event in determining whether the Portfolio should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to developments and events, so that an issuer's current financial condition may be better or worse than the rating indicates.

MORTGAGE BACKED SECURITIES

The Portfolios may purchase adjustable rate mortgage backed or other asset backed securities that are U.S. Government Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities. Some adjustable rate U.S. Government Securities (or the underlying loans) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

Adjustable rate mortgage backed securities ("MBSs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. The Portfolio will only invest in adjustable rate MBSs that are U.S. Government Securities. MBSs represent an interest in a pool of mortgages made by lenders such as commercial banks, savings associations, mortgage bankers and mortgage brokers and may be issued by governmental or government-related entities or by non-governmental entities such as commercial banks, savings associations, mortgage bankers and other secondary market issuers.

Interests in pools of MBSs differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, MBSs provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of MBSs are caused by prepayments resulting from the sale of the underlying property or the refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective maturities of MBSs, and occur more often during periods of declining interest rates.

Although the rate adjustment feature of MBSs may act as a buffer to reduce sharp changes in the value of MBSs, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on MBSs may lag behind changes prevailing market interest rates. Also, some MBSs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

During the periods of declining interest rates, income to the Portfolio derived from mortgages which are not prepared will decrease as the coupon rate resets along with the decline in interest rates in contrast to the income on fixed-rate mortgages, which will remain constant. At times, some of the MBSs in which the Portfolio will invest will have higher-than-market interest rates, and will therefore be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the Portfolio to suffer a loss equal to the unamortized premium, if any.

During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Portfolio's investments may lag behind changes in market interest rates. This may result in a slightly lower value until the coupons reset to market rates. Many MBSs in the Portfolio's portfolios will have "caps" that limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and fluctuation in interest rates above these levels could cause these securities to "cap out" and to behave more like fixed-rate debt securities.

The Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by MBSs or by pools of conventional mortgages. CMOs are typically structured with a number of classes or series that have different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class I" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid.

Government or private entities may create new types of MBSs in response to changes in the market or changes in government regulation of such securities. As new types of these securities are developed and offered to investors, the Adviser may, consistent with the investment objective and policies of the Portfolio, consider making investments in such new types of securities.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES

The Portfolio may purchase securities on an when-issued or delayed delivery basis. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. At the time, the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Failure of an issuer to deliver the security may result in the Portfolio incurring a loss or missing an opportunity to make an alternative investment. When the Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, its custodian will maintain in a segregated account cash, U.S. Government Securities or other liquid securities with a market value at all times at least equal to the amount of the Portfolio's commitment.

ILLIQUID SECURITIES

The Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purchase means repurchase agreements not entitling the holder to payment of principal within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

The Core Trust Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Core Trust Board has delegated the function of making day-to-day determination of liquidity to the Adviser and, with respect to certain types of restricted securities which may be deemed to be illiquid, has adopted guidelines to be followed by the Adviser. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades and quotations of the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; (5) whether the security is registered; and (6) if the security is not traded in the United States, whether it can be freely traded in a liquid foreign securities market. The Adviser monitors the liquidity of the securities in the Portfolio's portfolio and reports periodically to the Core Trust Board.

Certificates of deposit and fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated by the Portfolio as illiquid securities if there is no readily available market for the instrument.

The  Portfolio  is  prohibited  from  purchasing  restricted   securities.   See
"Investment Limitations" below.

REPURCHASE AGREEMENTS AND SECURITIES LOANS

The Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

In order to obtain additional income, the Portfolio may from time to time lend securities from its portfolio to brokers, dealers and financial institutions. Securities loans must be callable at any time and must be continuously secured by collateral from the borrower in the form of cash or U.S. Government Securities. The Portfolio receives fees in respect of securities loans from the borrower or interest from investing the cash collateral. The Portfolio may pay fees to arrange the loans.

In connection with entering into repurchase agreements and securities loans, the Portfolio requires continual maintenance by Core Trust's custodian of the market value of the underlying collateral in amounts equal to, or in excess of, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults. The Portfolio's use of repurchase agreements and securities lending entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Portfolio might suffer a loss. Failure by the other party to deliver a security purchased by the Portfolio may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions under the Core Trust Board's general supervision and pursuant to specific Core Trust Board adopted procedures. The Adviser intends to enter into these transactions only when it believes that the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

VARIABLE AND FLOATING RATE SECURITIES

The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the capital appreciation or depreciation may be less on these obligations than for fixed rates obligations. To the extent that the Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

The Portfolio may not purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on two interest rates or indexes, on an interest rate or index that materially lags short-term market rates. All variable and floating rate securities purchased by the Portfolio have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime rate.

INVESTMENT COMPANY SECURITIES

In connection with managing its cash position, the Portfolios may invest in the securities of other investment companies that are money market funds within the limits proscribed by the 1940 Act. Under normal circumstances, the Portfolio invests up to 15% of its assets in money market funds. The Portfolio only invests in money market funds when it has excess cash and the Adviser believes that the investment is in the best interest of the Portfolio. In addition to the Portfolio's expenses (including the various fees), as a shareholder in another investment company, the Portfolio bears its pro rata portion of the other investment company's expenses (including fees). Those expenses are not part of the Portfolio's (or Fund's) expense ratio, but rather are reflected in the yield of the investment in the money market fund.

ZERO-COUPON SECURITIES.

The Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered
Interest and Principal of Securities ("STRIPS") program. These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolio may invest. All zero-coupon securities in which the Portfolio invests will have a maturity of less than 13 months.

The Portfolio (and thus the Fund) must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because the Fund distributes all of its net investment income, the Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

2.       INVESTMENT LIMITATIONS

GENERAL

Fundamental investment limitations of the Fund or of the Portfolio cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding interests of the respective Fund or Portfolio or (ii) 67% of the shares of the Fund or Portfolio present or represented at a shareholders or interestholders meeting at which the holders of more than 50% of the outstanding interests of the Fund or Portfolio are present or represented.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's or the Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

The Fund and the Portfolio have adopted a policy (fundamental in the case of the Portfolio) which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund or Portfolio may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

FUNDAMENTAL POLICIES

The Portfolio has adopted the following fundamental investment limitations. The Portfolio may not:

(1) With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer if more than 5% of the value of the Portfolio's total assets would at the time of purchase be invested in any one issuer.

(2) Purchase securities, other than U.S. Government Securities, if more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

(3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(4) Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(6) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Portfolio's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each the Portfolio's total assets. Outstanding borrowings in excess of 5% of the value of the Portfolio's total assets must be repaid before any subsequent investments are made by the Portfolio.

(7) Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Portfolio may borrow money subject to investment limitations specified in the Portfolio's Prospectus.

(8) Make loans, except that the Portfolio may (i) purchase debt securities which are otherwise permissible investments, (ii) enter into repurchase agreements and (iii) lend portfolio securities. The Portfolio may not lend portfolio securities in an amount greater than 33 1/3% of the value of its total assets.

(9) Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

(10)     Write put and call options.

(11)     Invest for the purpose of exercising control over any person.

(12)     Purchase restricted securities.

For purposes of limitation (2): (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

The Fund has adopted the following fundamental investment limitations. The Fund may not:

(1) With respect to 75% of its assets, purchase securities, other than U.S. Government Securities and securities of investment companies, of any one issuer if more than 5% of the value of the Fund's total assets would at the time of purchase be invested in any one issuer.

(2) Purchase securities, other than U.S. Government Securities and securities of investment companies, if more than 25% of the value of the Fund's  total  assets  would be invested in  securities  of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

(3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(4) Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(6) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Fund's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets.

(7) Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Fund may borrow money subject to its investment limitations.

(8) Make loans, except that the Fund may (i) purchase debt securities which are otherwise permissible investments, (ii) enter into repurchase agreements and (iii) lend portfolio securities.

For purposes of limitation (2): (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

NONFUNDAMENTAL POLICIES

The Portfolio has adopted the following nonfundamental investment limitations that may be changed by the Core Trust Board without interestholder approval. The Portfolio may not:

(a) Purchase securities having voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

(b) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(c) Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Portfolio could invest.

(d) Invest in or hold securities of any issuer if officers and Trustees of Core Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

(e) Invest in interests in oil or gas or interests in other mineral exploration or development programs.

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

(a) Purchase securities having voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

(b) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(c) Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest.

(d) Invest in or hold securities of any issuer if officers and Trustees of the Trust, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

(e) Invest in interests in oil or gas or interests in other mineral exploration or development programs.

(f) Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the Fund's limitations.

(g) Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

(h) Lend portfolio securities in an amount greater than 33 1/3% of the value of its total assets.

(i)      Write put and call options.

(j)      Invest for the purpose of exercising control over any person.

(k)      Purchase restricted securities.

3.       PERFORMANCE DATA AND ADVERTISING

As of the date hereof, the Fund had not commenced operations.

YIELD INFORMATION

The Fund may provide current annualized and effective annualized yield quotations based on its daily distributions. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Fund is historical and is not intended to indicate future returns.

In performance advertising, the Fund may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC Financial Data, Inc. or CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of their performance information with the performance of recognized stock, bond and other indexes. The Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussion of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of the Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with distributions declared on the original share and distributions declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Fund shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing performance, investors should be aware that the Fund's yield fluctuates from day to day and that the class' yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Fund yields are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate directly to compare the Fund's yield information to similar information of investment alternatives which are insured or guaranteed.

OTHER PERFORMANCE AND SALES LITERATURE MATTERS

Total returns quoted in sales literature reflect all aspects of the Fund's return, including the effect of reinvesting capital gain distributions. Average annual returns generally are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV

         Where:
                  P =  a  hypothetical  initial  payment  of  $1,000
                  T =  average annual total return
                  n = number of years
                  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

OTHER ADVERTISING MATTERS

The Fund may advertise other forms of performance. For example, average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of se factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

The Fund may also include various information in their advertisements. Information included in the Fund's advertisements may include, but is not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument or by maturity, (ii) descriptions of the portfolio managers of the Fund or the Portfolio and the portfolio management staff of the Adviser or summaries of the views of the portfolio managers with respect to the financial markets, (iii) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period, (iv) the effects of earning Federally and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account and (v) the net asset value, net assets or number of shareholders of the Fund as of one or more dates.

In connection with its advertisements the Fund may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Fund's, the Portfolio's, the Trust's, Core Trust's or any of the Trust's of Core Trust's service provider's policies or business practices.

4.       MANAGEMENT

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Officers of the Trust and their principal occupation during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

Rudolph I. Estrada, Trustee (age 49)

President and Chief Executive Officer of The Summit Group, a banking and business consulting company, since 1987. Mr. Estrada was also a Presidential appointee to the White House Commission on Small Business in 1993. He is also Professor (Adjunct) of Finance and Management and Director of the Small Business Institute at California State University; Chairman, Los Angeles County Office of Education Personnel Commission; and Director, Foothill Thrift & Loan, Augura, California. His address is 625 Fair Oaks Avenue, South Pasadena, California 91030.

Maurice J. DeWald, Trustee (age 57)

Chief Executive Officer and Chairman, Verity Financial Group, Inc. (a financial advisory firm) since May 1991. Prior thereto, Mr. DeWald was managing partner of KPMG Peat Marwick LLP (an international accounting firm). Mr. DeWald also serves as a director of National Medical Enterprises and Dai-Ichi Kangyo Bank of California. His address is 19200 Von Karman Avenue, Suite 400, Irvine, California 92715.

Robert F. Franko, Trustee (age 50)

President of Imperial Financial Group, Inc. since April 1997 and Chairman of Imperial Trust Company since March 1995. From July 1995 to May 1997 Mr. Franko was Executive Vice President and Chief Financial Officer of

Imperial  Bank and  Imperial  Bancorp.  and held  various  positions  with other
Imperial Bancorp. subsidiaries. Prior thereto, Mr. Franko serves in various capacities with the Springfield and Morningside Groups, including President and Chief Executive Officer of Springfield Bank & Trust Limited, Gibraltar and Managing Director of Springfield Securities Limited. His address is 1840 Century Park East, 10th Floor, Los Angeles, California 90067.

John Y. Keffer,* Trustee, Chairman and President (age 55)

President, Forum Financial Group, LLC (mutual fund services company holding company). Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Jack J. Singer, Trustee (age 53)

Senior Vice President, Imperial Bank since November 1987. Prior thereto, Mr. Singer was Vice President of First Interstate Bank Ltd. His address is 9920 South LaCienega Boulevard, Inglewood, California 90301.

David I. Goldstein, Vice President and Secretary (age 36)

General Counsel, Forum Financial Group, LLC, with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart LLP. Mr. Goldstein also serves as an officer of various registered investment companies for which the various Forum Financial Group of Companies provides services. His address is Two Portland Square, Portland, Maine 04101.

Sara M. Morris, Treasurer (age 35)

Chief Financial Officer, Forum Financial Group, LLC, with which she has been associated since 1994. Prior thereto, from 1991 to 1994, Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which the Forum Financial Group of companies provides services. Her address is Two Portland Square, Portland, Maine 04101.

Beth P. Hanson, Assistant Secretary (age 31)

Corporate Administrator, Forum Financial Group, LLC, with which she has been associated since 1995. Prior thereto, Ms. Hanson was an English language instructor with the Overseas Training Center, Inc. in Osaka, Japan. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs., Keffer and Goldstein, officers of Core Trust, all currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, see "Trustees and Officers of the Trust" above.

John Y. Keffer*, Chairman and President

Costas Azariadis, Trustee (age 54)

Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 55)

President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is Two Portland Square, Portland, Maine 04101.

J. Michael Parish, Trustee (age 54)

Partner at the law firm of Reid & Priest. Prior to 1995, Mr. Parish was a partner at Winthrop Stimson Putnam & Roberts since 1989. His address is 40 West 57th Street, New York, New York 10019.

Sara M. Morris, Vice President and Treasurer (age 34)

David I. Goldstein, Vice President and Secretary

Thomas G. Sheehan, Vice President and Assistant Secretary (age 43)

Director, Relationship Management, Forum Financial Group, LLC, since October, 1993. Prior thereto, Mr. Sheehan was a Special Counsel in the Division of Investment Management of the U.S. Securities and Exchange Commission in Washington, D.C. His address is Two Portland Square, Portland, Maine 04101.

TRUSTEE AND OFFICER COMPENSATION

Each Trustee of the Trust is paid $2,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $2,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending meetings of the Board. Since commencement of the Trust's operations, Messrs. Keffer, Singer and Franko have not accepted any fees for their services as Trustees.

The following table provides the aggregate compensation paid to each Trustee for the twelve months ended August 31, 1997. The Trust has not adopted any form of retirement plan covering Trustees or officers.

                                                  Accrued           Annual
                                Aggregate         Pension        Benefits Upon        Total
         Trustee              Compensation       Benefits         Retirement      Compensation
         -------              ------------       --------         ----------      ------------
         Mr. DeWald              $7,000            None              None            $7,000
         Mr. Estrada             $7,000            None              None            $7,000
         Mr. Franko               None             None              None             None
         Mr. Keffer               None             None              None             None
         Mr. Singer               None             None              None             None

Each Trustee of Core Trust is paid $1,000 for each meeting of the Core Trust Board attended (whether in person or by electronic communication) plus $100 for each active portfolio of Core Trust and is paid $1000 for each committee meeting attended on a date when the Core Trust Board meeting is not held. As of August 31, 1997, there were fifteen active portfolios of Core Trust (including the Portfolios). Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board. No officer of Core Trust is compensated or reimbursed for expenses by Core Trust. Since commencement of the Trust's operations, Mr. Keffer has not accepted any fees for his services as Trustee. Core Trust trustee expenses were less than $5,000 for the twelve months ended August 31, 1997.

The following table provides the aggregate compensation paid to each trustee of Core Trust for the twelve months ended August 31, 1997. Core Trust has not adopted any form of retirement plan covering trustees or officers of Core Trust.

                                                  Accrued           Annual
                                Aggregate         Pension        Benefits Upon        Total
         Trustee              Compensation       Benefits         Retirement      Compensation
         -------              ------------       --------         ----------      ------------
         Mr. Azariadis           $7,900            None              None            $7,900
         Mr. Parish              $7,900            None              None            $7,900
         Mr. Cheng               $7,900            None              None            $7,900
         Mr. Keffer               None             None              None             None

INVESTMENT ADVISER

The Fund does not have an investment adviser. In the event that the Board determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Board will determine whether to invest in a similar portfolio or to directly retain an investment adviser. Shareholder approval of a new investment advisory agreement between the Trust and the Adviser would not be necessary, provided that the agreement is substantially similar to the current Investment Advisory Agreement of Core Trust with respect to the Portfolio.

The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. The Investment Advisory Agreement between Core Trust and the Adviser will continue in effect only if its continuance is specifically approved at least annually by the Core Trust Board or by vote of the Portfolio's shareholders, and in either case, by a majority of the Core Trust trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by Core Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's interestholders or by a vote of a majority of the Core Trust Board, or by the Adviser on 60 days' written notice and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Investment Advisory Agreement.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the supervision of the Core Trust Board, one or more subadvisers who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing. There are currently no investment subadvisory agreements with respect to the Portfolio.

The Adviser was established in 1987 and is indirectly wholly-owned and controlled by John Y. Keffer. In connection with the January 2, 1998 acquisition of Linden Asset Management, Inc., the Adviser has entered into a consulting agreement with a new company solely owned by Anthony R. Fischer, Jr., former owner, president and sole director of Linden, under which Mr. Fischer provides portfolio management services to the Portfolio under the supervision of the Adviser. Mr. Fischer has over 20 years experience in managing pools of assets. He has managed the Portfolio's assets since January 2, 1998 and other money market funds formerly advised by Linden since October 1992. Prior thereto, he was as Senior Vice President and Treasurer of United California Savings Bank, Santa Ana, California from 1984 to 1989 and, immediately prior thereto, as a Manager for five years at PaineWebber Jackson & Curtis, New York, New York.

Table 1 in Appendix C shows the dollar amount of investment advisory fees paid by the Portfolio.

ADMINISTRATION

Forum supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities pursuant to an Administration Agreement with the Trust. The Administration Agreement will remain in effect for a period of twelve months with respect to the Fund and thereafter is automatically renewed each year for an additional term of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of that Fund's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement provides that Forum shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

At the request of the Board, Forum provides persons satisfactory to the Board to serve as officers of the Trust. Similarly, at the request of the Core Trust Board, Forum provides persons satisfactory to the Core Trust Board to serve as officers of Core Trust. Those officers, as well as certain other employees and Trustees of the Trust and Core Trust, may be directors, officers or employees of Forum, the Adviser, FFSI or their affiliates.

Table 2 in Appendix C shows the dollar amount of administration fees paid by the Fund.

Forum provides substantially similar administration services to the Portfolio pursuant to an administration agreement with Core Trust. The provisions of that agreement are substantially similar to those of the Trust's Administration Agreement.

Table 2 of Appendix C shows the dollar amount of administration fees paid by the Portfolio. Prior to June 1, 1997, FFSI acted as administrator of Core Trust under an agreement substantially identical to the administration agreement between Core Trust and Forum.

DISTRIBUTOR

FFSI is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to a Distribution Agreement with the Trust. With respect to the Fund, the Distribution Agreement will continue in effect for twelve months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Distribution Agreement,
(ii) are not interested persons of any such party or of the Trust and (iii) have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement, at a meeting called for the purpose of voting on the Distribution Agreement. All subscriptions for shares obtained by FFSI are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. FFSI receives no compensation or reimbursement of expenses for the distribution services provided pursuant to the Distribution Agreement except as may be paid with respect to the Plan.

The Distribution Agreement provides that FFSI shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of FFSI's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

The Distribution Agreement is terminable with respect to the Fund without penalty by the Trust on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by FFSI on 60 days' written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement is also terminable upon similar notice by a majority of the Trustees who (i) are not interested persons of the Trust and
(ii) have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement ("Qualified Trustees"). The Distribution Agreement will automatically terminate in the event of its assignment.

FFSI acts as sole placement agent for interests in the Portfolio and receives no compensation for those services from the Portfolios.

Certain states permit shares to be purchased and redeemed only through registered broker-dealers, including FFSI.

FFSI is not paid a fee for its services as distributor except in accordance with the plan as described below.

EXPENSES

The Trust pays all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust's administrator, investment advisers, custodian, transfer agent and fund accountant; fees of pricing, interest, distribution, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining its existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefore; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trust's Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, FFSI or their respective affiliates and costs of other personnel (who may be employees of the Adviser, FFSI or their respective affiliates) performing services for the Trust; costs of Trustee meetings; SEC registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

Fund expenses also include the Fund's pro rata portion of expenses of the Portfolio.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

The Trust has entered into the Plan with Forum. Under the Plan, the Trust pays Forum a fee of 1.00% of the Fund's average daily net assets. Under the Plan Forum performs certain shareholder servicing and distribution services. Forum is authorized to enter into service agreements pursuant to which a Participating Organization, on behalf of its customers, performs the services described in the Plan. As compensation for its services, a Participating Organization is paid a fee by Forum. As of the date hereof, the only Participating Organization was Imperial Financial Group, Inc. and its affiliates.

To the extent Forum is paid a fee for its distribution services under the Plan, the Plan comports with Rule 12b-1 under the 1940 Act.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Qualified Trustees. The Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees, or by the Fund's shareholders.

In adopting the Plan, the Trustees considered among other things whether (i) the Plan is in the best interests of the Fund and its shareholders, (ii) the services to be performed pursuant to the Plan are required for the operation of the Fund, (iii) Forum and the expected Participating Organizations can provide services at least equal, in nature and quality, to those provided by others providing similar services, and (iv) the fees for such services are fair and reasonable in light of the usual and customary charges made by other entities, especially non-affiliated entities, for services of the same nature and quality.

It is expected that substantially all amounts paid to Forum under the Plan will be paid out to various Participating Organizations not affiliated with Forum for their distribution and shareholder services.

Table 3 in Appendix C shows the dollar amount of fees paid under the Plan.

TRANSFER AGENT

Forum Shareholder Services, LLC acts as transfer agent and distribution disbursing agent for the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement is automatically renewed each year for an additional term of one year.

Among the responsibilities of the Transfer Agent as transfer agent for the Trust are, with respect to shareholders of record: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds;
(4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Fund. The Transfer Agent, FFSI or sub-transfer agents or processing agents retained by the Transfer Agent may be Participating Organizations and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of the Transfer Agent.

For its transfer agency services, the Transfer Agent receives an annual fee from the Fund of 0.20% of the Fund's average daily net assets plus $12,000.

Table 4 in Appendix C shows the dollar amount of fees paid under the Transfer Agent Agreement.

FUND ACCOUNTANT

Forum Accounting provides accounting services for the Fund and interestholder recordkeeper and accounting services for the Portfolio.

Under its agreement with Core Trust, Forum Accounting prepares and maintains books and records of the Portfolio on behalf of Core Trust that are required to be maintained under the 1940 Act, calculates the net asset value per unit of the Portfolio (and each investor therein) and prepares periodic reports to interestholders of the Portfolio and the SEC. For these services and its services as interestholder recordkeeper of the Portfolio, wherein it accounts for the interest of each investor in the Portfolio. Forum Accounting receives from Core Trust with respect to the Portfolio a fee of $48,000 plus, for each five investors in the Portfolio above one (excluding Forum and its affiliates), $6,000 per year. In addition, Forum Accounting is paid an additional $12,000 per year if more than 25% of the Portfolio's total assets are invested in asset backed securities, the Portfolio has more than 100 security positions or the Portfolio has a monthly portfolio turnover rate of 10% or greater.

Forum Accounting is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and Core Trust has agreed to indemnify and hold harmless Forum Accounting, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to the Portfolio or based, if applicable, upon information, instructions or requests with respect to the Portfolio given or made to Forum Accounting by an officer of Core Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

The Trust has retained Forum Accounting as fund accountant to the Fund under arrangements and agreements substantially similar to the arrangements and agreements described above with respect to the Portfolios. No fee is payable for fund accounting services to the Fund (a fee may be charged, subject to Board approval).

Table 5 in Appendix C shows the dollar amount of fees paid under the Interestholder Recordkeeper and Fund Accounting Agreement with respect to the Portfolio.

FORUM FINANCIAL GROUP

Each of Forum, the Adviser, FFSI, the Transfer Agent and Forum Accounting are members of the Forum Financial Group of Companies. Each of these companies are affiliated through the common control by John Y. Keffer.

5.       PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. Since the Portfolio's inception, no brokerage fees were paid by the Portfolio. While Core Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

For each shareholder of record of the Trust, the Transfer Agent, as the shareholder's agent, establishes an open account to which all shares purchased by the shareholder are credited, together with all distributions that are reinvested in additional shares.

Shares of the Fund are sold on a continuous basis by the distributor without any sales charge except the distribution fee paid under the Plan. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent, which are located at Two Portland Square, Portland, Maine 04101.

Investors who are not shareholders of record may nonetheless have the right to vote shares depending upon their arrangement with the Participating Organization that holds their shares.

Certain Participating Organizations may enter purchase orders with payment to follow.

BANKING LAW INFORMATION

Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Participating Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to serve them would be sought.

REDEMPTION-IN-KIND

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust has filed an election with the SEC pursuant to which the Fund will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net asset value, whichever is less, during any 90-day period.
Core Trust has filed a similar election.

PURCHASING SHARES OTHER THAN BY BANK WIRE

In addition to the situations described in the Prospectus, the Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

CHECK WRITING

Because of the difficulty of determining in advance the exact value of a shareholder's Fund account, a shareholder may not use a redemption draft ("check") to close a Fund account. There are currently no charges for the check writing privilege, but a shareholder's Fund account will be charged a fee for stopping payment of a check upon a Shareholder's request or if a check cannot be honored because of insufficient funds or other valid reasons. All drafts are payable through Imperial Bank and the checkwriting privilege is subject to such rules as Imperial Bank may from to time adopt.

If a shareholder (including Participating Organizations) may redeem shares by telephoning the Transfer Agent, as long as the Trust employs reasonable procedures to insure that telephone orders are genuine (which include recording certain transactions and the use of immediate written confirmation by facsimile or otherwise), the Trust, the Transfer Agent and FFSI are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone redemption requests. Shareholders (including Participating Organizations) should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

7.       TAXATION

Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, does not involve governmental supervision of management or investment practices or policies. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on distributions and other distributions by the Fund and assumes that the Fund qualifies for treatment as a regulated investment company. Investors should consult their own counsel for further details and for the application of Federal, state and local tax laws to the investor's particular situation.

In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its net investment income and must meet several additional requirements. Among these requirements are the following: (1) the Fund must derive at least 90% of its gross income each taxable year from distributions, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) subject to certain exceptions, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, securities of investment companies, U.S. Government Securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (3) subject to certain exceptions, at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than securities of investment companies and U.S. Government Securities) of any one issuer.

The Fund expects to derive substantially all of its gross income (exclusive of capital gains) from sources other than dividends. Accordingly, it is expected that the Fund's distributions will qualify for the dividends-received deduction for corporations.

Distributions declared by the Fund in October, November, or December of any year and payable to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared if paid by the Fund during the following January.

8.       OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Trust and the Portfolio do not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

Pursuant to the rules of the SEC, both the Board and the Core Trust Board have established procedures to stabilize the Fund's and the Portfolio's, as applicable, net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's and Portfolio's, as applicable, $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board and the Core Trust Board, respectively, will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations.

In determining the appropriate market value of portfolio investments, the Portfolio may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

Each investor in the Portfolio including the Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. The Portfolio maintains the same business days as does the Fund. As of the close of regular trading on any Fund Business Day, the value of the Fund's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of the close of the Fund Business Day, are then effected. The Fund's percentage of the aggregate beneficial interests in the Portfolio are then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of the Fund's investment in the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the Fund's investment in the Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage determined is then applied to determine the value of the Fund's interest in the Portfolio as of the close of the next Fund Business Day.

CUSTODIAN

Pursuant to a Custodian Agreement with Core Trust, BankBoston, 100 Federal Street, Boston, Massachusetts 02106, acts as the custodian of the Portfolio's assets. The custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities and determining income payable on and collecting interest on Portfolio investments.

AUDITORS

[         ], independent auditors, acts as auditors for the Fund and as auditors for the Portfolio.

MASTER FEEDER ARRANGEMENT

The Fund seeks to achieve its objective by investing all of its investable assets in a separate portfolio of a registered, open-end management investment company with substantially the same investment objective and policies as the Fund. This "Core and Gateway" fund structure is an arrangement whereby one or more investment companies or other collective investment vehicles that share investment objectives -- but offer their shares through distinct distribution channels -- pool their assets by investing in a single investment company having substantially the same investment objective and policies. This means that the only investment securities that will be held by the Fund will be the Fund's interest in the Portfolio. This structure permits other collective investment vehicles and institutional investors to invest collectively in the Portfolio, allowing for greater economies of scale in managing operations of the Portfolio. The Board retains the right to withdraw the Fund's investments from the Portfolio at any time; the Fund would then resume investing directly in individual securities of other issuers or could re-invest all of its assets in another similar portfolio.

The Board may withdraw the Fund's assets from the Portfolio if it determines that to be in the best interests of the Fund. The inability of the Fund that withdrew its assets from the Portfolio to find a suitable investment adviser, in the event the Board decided not to permit the Adviser to manage the Fund's assets could have a significant impact on shareholders of the Fund. Each investor in the Portfolio, including the Fund, under certain unusual circumstances may be deemed to be liable for all obligations of the Portfolio, but not any other portfolio of Core Trust. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which the Portfolio was unable to meet its obligations.

SHAREHOLDERS' VOTING RIGHTS

The Portfolio normally will not hold meetings of its investors except as required under the 1940 Act. As an interestholder in the Portfolio, the Fund is entitled to vote in proportion to its relative interest in the Portfolio. On any issue, the Fund will vote its shares in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by the Fund's shareholders will receive a majority of votes cast by all Portfolio interestholders. Generally, the Fund will hold a meeting of its shareholders to obtain instructions on how to vote its interest in the Portfolio when the Portfolio is conducting a meeting of its interestholders. However, subject to applicable statutory and regulatory requirements, the Fund will not seek instructions from its shareholders with respect to (i) any proposal relating to the Portfolio that, if made with respect to the Fund, would not require the vote of Fund shareholders, or (ii) any proposal relating to the Portfolio that is identical to a proposal previously approved by the Fund's shareholders.

In addition to a vote to remove a trustee or change a fundamental policy, examples of matters that will require approval of interestholders of the Portfolio include, subject to applicable statutory and regulatory requirements: the election of trustees; approval of an investment advisory agreement; the dissolution of the Portfolio; certain amendments of the organizational documents for Core Trust; a merger, consolidation or sale of substantially all of the Portfolio's assets; or any additional matters required or authorized by the trust instrument and by-laws of Core Trust, or as the trustees of Core Trust may consider desirable.

THE TRUST AND ITS SHAREHOLDERS

The Trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts in various states may decline to apply Delaware law on this point.

The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FFSI believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Board is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee when so requested in writing by the shareholders of record holding at least 10% of the Trust's outstanding shares.

Each series capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees.

Generally termination of the Trust must be approved by the vote of the holders of a majority of the outstanding shares of the Trust. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

SHAREHOLDINGS

As of April 1, 1998, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund.

Table 6 to Appendix C lists the persons who owned of record 5% or more of the outstanding shares of the Fund.

9.       FINANCIAL STATEMENTS

As of the date hereof the Fund had not commenced operations. Accordingly, no financial statements of the Fund were available.

             APPENDIX A - DESCRIPTION OF CERTAIN SECURITIES RATINGS


1.       CORPORATE BONDS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

STANDARD & POOR'S CORPORATION ("S&P")

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

FITCH INVESTORS SERVICE, INC. ("FITCH")

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

A Bonds are considered to be investment grade of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Plus and minus signs are used with a rating symbol to indicate the relative level of credit quality within the rating category. Plus and minus signs, however, are not used in the AAA category.

2.       COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2; both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         Leading market positions in well-established  industries.
         High rates of return on funds employed.
         Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         Broad  margins in  earnings,  coverage of fixed  financial charges  and
         high   internal   cash   generation.
         Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only a speculative capacity for timely payment.

FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

                      APPENDIX B - PERFORMANCE INFORMATION


Not Applicable.

                        APPENDIX C - MISCELLANEOUS TABLES

The following tables indicate the fees paid to the Fund's and the Portfolio's various service providers for the last three fiscal periods or shorter period, as applicable. The Portfolio commenced operations on December 5, 1995. As of the date hereof, the Fund had not commenced operations.

TABLE 1 - INVESTMENT ADVISORY FEES

                                                              GROSS FEE           FEE WAIVED         NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997                                    $9,064                $0                $9,064
Year ended March 31, 1997                                      $20,637                $0               $20,637
Year ended March 31, 1996                                      $69,466                $0               $69,466

TABLE 2 - ADMINISTRATION FEES

                                                              GROSS FEE           FEE WAIVED         NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997                                   $18,128             $18,128                $0
Year ended March 31, 1997                                       41,274             $41,274                $0
Year ended March 31, 1996

TABLE 3 - SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Not Applicable.

TABLE 4 - TRANSFER AGENT FEES

Not Applicable.

TABLE 5 - PORTFOLIO ACCOUNTING FEES

                                                              GROSS FEE           FEE WAIVED         NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997                                   $20,000                $0               $20,000
Year ended March 31, 1997                                      $48,000                $0               $48,000
Year ended March 31, 1996

TABLE 6 - 5% SHAREHOLDERS

As of April 1, 1998, no shares of the Fund were outstanding.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A)      FINANCIAL STATEMENTS.

         Included in the Prospectus (Crown Cash Fund):

                  Not Applicable.

         Incorporated by Reference into the Statement of Additional Information (Crown Cash Fund):

                  Not Applicable.

(B)      EXHIBITS.

         (1)      Trust Instrument (Note A).
         (2)      Bylaws (Note A).
         (3)      None.
         (4)      Form of Certificate for Shares (Note A).
         (5)      None.
         (6) Distribution Agreement between Registrant and Forum Financial Services, Inc. -- Treasury Cash Fund, Government Cash Fund and Cash Fund (Note A).
         (7)      None.
         (8) Custodian Agreement between Registrant and Imperial Trust Company (Note A).
         (9)      (a)      Administration Agreement between Registrant and Forum
                           Administrative Services, LLC (Note A).
                  (b)      Transfer Agency Agreement between Registrant and
                           Forum Financial Corp. (Note A).
                  (c)      Shareholder Service Plan  -- Treasury Cash Fund,
                           Government Cash Fund and Cash Fund (Note A).
                  (d)      Fund Accounting Agreement between Registrant and
                           Forum Accounting Services, LLC (Note A).
         (10)     Opinion of Kirkpatrick & Lockhart LLP (Note A).
         (11)     Not Applicable.
         (12)     None.
         (13)     Investment Representation letter (Note A).
         (14)     None.
         (15)     (a)      Rule 12b-1 Plan -- Treasury Cash Fund, Government
                           Cash Fund and Cash Fund (Note A).
                  (b)      Shareholder Service and Distribution Plan -- Crown
                           Cash Fund (to be filed by subsequent amendment).
         (16)     Schedule for Computation of Performance (Note A).
         (17)     Not applicable.
         (18)     Rule 18f-3 Plan (Note A).

         Other Exhibits:
                  (A) Powers of Attorney, Maurice J. DeWald, Jack J. Singer, John Y. Keffer, Rudolph I. Estrada and
                          Robert M. Franko, Trustees of Registrant (Note A).
                  (B)     Powers of Attorney,  John Y. Keffer,  James C. Cheng,
                          J. Michael Parish and Costas Azariadis, Trustee of Core Trust (Delaware) (Note A).

Note A: Filed as an exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, file number 33-49750, on December 19, 1997, and incorporated herein by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Due to the ownership interest of Cash Fund, Government Cash Fund and Treasury Cash Fund of Cash Portfolio, Government Cash Portfolio and Treasury Cash Portfolio of Core Trust (Delaware), the Funds may be deemed to control those portfolios.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF FEBRUARY 20, 1997.

         Title of Class of Shares
         of Beneficial Interest                           Number of Holders
         ----------------------                           -----------------

         Cash Fund
                  Universal Class                                 2
                  Institutional Class                            43
                  Investor Class                                 15
         Government Cash Fund
                  Universal Class                                40
                  Institutional Class                            184
                  Investor Class                                  0
         Treasury Cash Fund
                  Universal Class                                 0
                  Institutional Class                            24
                  Investor Class                                 30
         Crown Cash Fund                                          0

ITEM 27.  INDEMNIFICATION.

The Registrant's response to Item 27 of Post-Effective Amendment No. 4 to Registration Statement on Form N-1A filed on January 15, 1994 (file number 33-49570) is incorporated herein by reference.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

The description of Forum Investment Advisors, LLC (investment adviser to each of Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Treasury Portfolio of Core Trust (Delaware)) under the caption "Management" in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

         Forum Holdings Corp., Member.
         Forum Financial Group, LLC., Member.

Both Forum Holdings Corp. and Forum Financial  Group, LLC are controlled by John
Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services.

The following are the officers of Forum Investment Advisors, LLC, including their business connections which are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of Companies provides services.

William J. Lewis, Director.
          Director of Forum Investment Advisors, LLC.

Sara M. Morris, Treasurer.
          Chief Financial Officer, Forum Financial Group, LLC. Ms. Morris serves as an officer of several other Forum affiliated companies.

David I. Goldstein, Secretary.
          General Counsel, Forum Financial Group, LLC. Mr. Goldstein serves as an officer of several other Forum affiliated companies.

Dana A. Lukens, Assistant Secretary.
          Corporate Counsel, Forum Financial Group, LLC. Mr. Lukens also serves as an officer of several other Forum affiliated companies.

Margaret J. Fenderson, Assistant Treasurer.
          Corporate   Accounting  Manager,   Forum  Financial  Group,  LLC.  Ms.
          Fenderson also serves as an officer of several other Forum affiliated companies.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(a)  Forum  Financial  Services,  Inc.,  Registrant's  underwriter,   serves  as
underwriter  for  the  following   investment  companies  registered  under  the
investment Company Act of 1940, as amended.:

          The CRM Funds                                         BT Alex. Brown Cash Reserve Fund, Inc.
          The Cutler Trust                                      Flag Investors Telephone Income Fund, Inc.
          Forum Funds                                           Flag Investors International Fund, Inc.
          The Highland Family of Funds                          Flag Investors Emerging Growth Fund, Inc.
          Norwest Advantage Funds                               Total Return U.S. Treasury Fund, Inc.
          Norwest Select Funds                                  Managed Municipal Fund, Inc.
          Monarch Funds                                         Flag Investors Value Builder Fund, Inc.
          Sound Shore Fund, Inc.                                Flag Investors Real Estate Securities Fund, Inc.
                                                                Flag Investors Equity Partners Fund, Inc.
                                                                Flag Investors Maryland Intermediate Tax-Free
                                                                Income Fund, Inc.
                                                                Flag Investors Short-Intermediate Income Fund, Inc.
                                                                The Glenmede Portfolios
                                                                The Glenmede Fund, Inc.

(b) the following directors and officers of Forum Financial Services, Inc., Registrant's underwriter, hold the following positions with registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                       Position with Underwriter          Position with Registrant
         ----                       -------------------------          ------------------------
         John Y. Keffer             President                          Chairman and President
         David I. Goldstein         Secretary                          Vice President
         Sara M. Morris             Treasurer                          Treasurer

(c)      Not Applicable.

ITEM 30.  LOCATION OF BOOKS AND RECORDS.

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101, and Forum Financial Corp., Two Portland Square,

Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this
Registration  Statement.  The  records  required  to be  maintained  under  Rule
31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in Item 28 hereof.

ITEM 31.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.  UNDERTAKINGS.

Registrant undertakes to:

(i) contain in its Trust Instrument or Bylaws provisions for assisting shareholder communications and for the removal of trustees substantially similar to those provided for in Section 16(c) of the Investment Company Act of 1940, except to the extent such provisions are mandatory or prohibited under applicable Delaware law.

(ii)     file  a  post-effective   amendment,   using   noncertified   financial
         statements, within four to six months from the effective date of this Post Effective Amendment Number 16 with respect to Crown Cash Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland and State of Maine on the 19th day of February, 1998.

                                                         MONARCH FUNDS


                                                         By: /s/ John Y. Keffer
                                                            --------------------
                                                              John Y. Keffer
                                                               President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons on the 19th day of February, 1998.

                      SIGNATURES                             TITLE

(a)      Principal Executive Officer

         /s/ John Y. Keffer                               Chairman, President
         ----------------------------
         John Y. Keffer

(b)      Principal Financial and Accounting Officer

         /s/ Sara M. Morris                               Treasurer
         ----------------------------
         Sara M. Morris

(c)      A Majority of the Trustees

         /s/ John Y. Keffer                               Trustee
         ----------------------------
         John Y. Keffer

         Rudolph I. Estrada                               Trustee
         Maurice J. DeWald                                Trustee
         Robert M. Franko                                 Trustee
         Jack J. Singer                                   Trustee

         By:   /s/ John Y. Keffer
            -------------------------
              John Y. Keffer
              Attorney in Fact*

* Pursuant to powers of attorney filed as Exhibits A, C, H and I to the Registrant's Registration Statement.

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Monarch Funds to be signed in the City of Portland, State of Maine on the 19th day of February, 1998.

                                                  CORE TRUST (DELAWARE)


                                                  By: /s/ John Y. Keffer
                                                     ------------------------
                                                          John Y. Keffer
                                                            President

This amendment to the Registration Statement of Core Trust (Delaware) has been signed below by the following persons in the capacities indicated on the 19th of February, 1998.

         SIGNATURES                                        TITLE

(a)      Principal Executive Officer

         /s/ John Y. Keffer                                Chairman and
         -----------------------------                     President
         John Y. Keffer

(b)      Principal Financial and
         Accounting Officer

         /s/ Sara M. Morris                                Treasurer
         -----------------------------
         Sara M. Morris

(c)      A Majority of the Trustees

         /s/ John Y. Keffer                                Chairman
         -----------------------------
         John Y. Keffer

         Costas Azariadis                                  Trustee
         J. Michael Parish                                 Trustee
         James C. Cheng                                    Trustee

         By:   /s/ John Y. Keffer
            --------------------------
              John Y. Keffer*
                Attorney in Fact

* Pursuant to powers of attorney filed as Exhibits F and G to this Registration Statement.

                                INDEX TO EXHIBITS


                                                                      Sequential
Exhibit                                                              Page Number
-------                                                              -----------




















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